UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Beh
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6144

Signature, Place, and Date of Signing:

/s/ Brian Beh                    Minnetonka, MN                01/18/2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        67
Form 13F Information Table Value Total:                $1,385,592
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                         TITLE          CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                          OF CLASS                 (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------    -------------  --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYSTEMS INC               COM            00724F101      523     13886   SH          SOLE                  13610   0        276
AMERICAN TOWER REIT COM         COM            03027X100    54499    705306   SH          SOLE                 502833   0     202473
ANALOG DEVICES INC              COM            032654105    26210    623161   SH          SOLE                 402576   0     220585
ANHEUSER BUSCH INBEV SA/NV SPO  SPONSORED ADR  03524A108    12053    137890   SH          SOLE                  60496   0      77394
APPLE COMPUTER INC              COM            037833100    88764    166795   SH          SOLE                 112550   0      54245
BAXTER INTERNATIONAL INC        COM            071813109     9560    143411   SH          SOLE                  65792   0      77619
BERKLEY W R CORP                COM            084423102      779     20628   SH          SOLE                  20218   0        410
BERKSHIRE HATHAWAY INC DEL CL   CL B NEW       084670702    76871    856974   SH          SOLE                 594359   0     262615
BROADCOM CORP                   CL A           111320107     1029     30994   SH          SOLE                  30371   0        623
C R BARD INC                    COM            067383109      693      7095   SH          SOLE                   6954   0        141
CANADIAN PAC RY LTD COM         COM            13645T100    59638    586876   SH          SOLE                 421367   0     165509
CAREFUSION CORP COM             COM            14170T101     1035     36208   SH          SOLE                  35489   0        719
CHEVRON CORP                    COM            166764100     1186     10963   SH          SOLE                   5524   0       5439
CHURCH & DWIGHT INC             COM            171340102      396      7389   SH          SOLE                   7227   0        162
COACH INC                       COM            189754104      610     10980   SH          SOLE                  10758   0        222
COCA COLA CO                    COM            191216100    56571   1560582   SH          SOLE                1071590   0     488992
COLGATE PALMOLIVE               COM            194162103    42913    410491   SH          SOLE                 276909   0     133582
COMPASS MINERALS INTL INC       COM            20451N101      938     12551   SH          SOLE                  12302   0        249
CORE LABORATORIES N V           COM            N22717107      781      7144   SH          SOLE                   7003   0        141
COVIDIEN PLC                    SHS            G2554F113    12551    217370   SH          SOLE                  93219   0     124151
DISNEY WALT CO                  COM DISNEY     254687106    36415    731375   SH          SOLE                 511483   0     219892
DR PEPPER SNAPPLE GROUP INC     COM            26138E109      748     16923   SH          SOLE                  16587   0        336
ESTEE LAUDER                    CL A           518439104      458      7654   SH          SOLE                   7501   0        153
EXXON MOBIL CORPORATION         COM            30231G102    26437    305457   SH          SOLE                 189862   0     115595
FAMILY DOLLAR STORES INC        COM            307000109      528      8327   SH          SOLE                   8160   0        167
FIRST REP BK SAN FRANCISCO CCO  COM            33616C100      481     14674   SH          SOLE                  14381   0        293
GOOGLE INC CL A                 CL A           38259P508    46627     65915   SH          SOLE                  46022   0      19893
HOME DEPOT INC                  COM            437076102    46007    743850   SH          SOLE                 497705   0     246145
HONEYWELL INTERNATIONAL INC     COM            438516106    51961    818672   SH          SOLE                 585759   0     232913
ISHARES TR RUSSELL MCP GR       RUSSELL MCP GR 464287481       23       365   SH          SOLE                    365   0          0
JOHNSON & JOHNSON               COM            478160104     8988    128217   SH          SOLE                  57567   0      70650
KANSAS CITY SOUTHERN INDUSTRIE  COM NEW        485170302     1077     12899   SH          SOLE                  12642   0        257
KRAFT FOODS GROUP INC COM       COM            50076Q106     6716    147695   SH          SOLE                  61984   0      85711
MARKEL CORP                     COM            570535104    12925     29821   SH          SOLE                  14096   0      15725
MASTERCARD INC CL A             CL A           57636Q104     2713      5523   SH          SOLE                      0   0       5523
MICROCHIP TECHNOLOGY            COM            595017104     1033     31704   SH          SOLE                  31074   0        630
MICROSOFT CORP                  COM            594918104    55208   2066966   SH          SOLE                1450011   0     616955
MONDELEZ INTL INC COM           CL A           609207105    23018    904344   SH          SOLE                 522539   0     381805
NETAPP INC                      COM            64110D104      827     24652   SH          SOLE                  24146   0        506
NIKE INC CL B                   CL B           654106103    41722    808564   SH          SOLE                 541782   0     266782
NOBLE CORPORATION               NAMEN -AKT     H5833N103     1033     29669   SH          SOLE                  29079   0        590
NVR INC                         COM            62944T105      535       581   SH          SOLE                    569   0         12
O REILLY AUTOMOTIVE INC NEW CO  COM            67103H107    24054    269002   SH          SOLE                 164918   0     104084
OCCIDENTAL PETE CORP            COM            674599105    60455    789128   SH          SOLE                 555539   0     233589
OMNICOM GROUP                   COM            681919106      470      9399   SH          SOLE                   9213   0        186
ORACLE CORP                     COM            68389X105    69119   2074396   SH          SOLE                1460788   0     613608
PAYCHEX INC                     COM            704326107      891     28662   SH          SOLE                  28093   0        569
PEPSICO INC                     COM            713448108    49764    727232   SH          SOLE                 507340   0     219892
PERRIGO CO                      COM            714290103      491      4720   SH          SOLE                   4626   0         94
PETSMART INC                    COM            716768106      510      7462   SH          SOLE                   7313   0        149
PRAXAIR INC                     COM            74005P104    20697    189100   SH          SOLE                 118230   0      70870
PROCTER & GAMBLE                COM            742718109    65109    959039   SH          SOLE                 636776   0     322263
QUALCOMM                        COM            747525103    62440   1009377   SH          SOLE                 719576   0     289801
SBA COMMUNICATIONS CORP         COM            78388J106      889     12528   SH          SOLE                  12283   0        245
SCHLUMBERGER LTD                COM            806857108    59859    863789   SH          SOLE                 619293   0     244496
SIEMENS A G SPON ADR            SPONSORED ADR  826197501       22       205   SH          SOLE                    205   0          0
ST JUDE MEDICAL CENTER INC      COM            790849103     9966    275762   SH          SOLE                 128406   0     147356
STARBUCKS CORP                  COM            855244109    40194    749475   SH          SOLE                 516440   0     233035
STERICYCLE INC                  COM            858912108      528      5656   SH          SOLE                   5543   0        113
TARGET CORP                     COM            87612E106    11720    198075   SH          SOLE                  89146   0     108929
THERMO FISHER SCIENTIFIC INC    COM            883556102    19373    303741   SH          SOLE                 134695   0     169046
TIFFANY & CO                    COM            886547108      620     10815   SH          SOLE                  10599   0        216
TRANSDIGM GROUP INC             COM            893641100      800      5864   SH          SOLE                   5747   0        117
UNILEVER N V - NY SHARES        N Y SHS NEW    904784709       31       807   SH          SOLE                    807   0          0
UNION PACIFIC CORP              COM            907818108    11742     93401   SH          SOLE                  37534   0      55867
UNITED TECHNOLOGIES CORP        COM            913017109    49009    597598   SH          SOLE                 411350   0     186248
VISA INC CL A                   COM CL A       92826C839    13759     90772   SH          SOLE                  47243   0      43529